(Oppenheimer Gold & Special Minerals Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Gold & Special Minerals Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Gold & Special Minerals Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	[2]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none	[2]
Other Expenses of the Fund		0.34%	0.37%	0.25%	0.37%	0.42%	0.05%	[2]
Other Expenses of the Subsidiary		none	none	none	none	none	none	[2]
Total Other Expenses		0.34%	0.37%	0.25%	0.37%	0.42%	0.05%	[2]
Total Annual Fund Operating Expenses		1.22%	2.01%	1.89%	1.51%	1.06%	0.69%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.03%)	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.99%	1.87%	1.49%	1.03%	0.67%	[2]
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.
[2]	Estimated expenses for the first full year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Gold & Special Minerals Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		691	940	1,209	1,974
Class B		704	935	1,292	1,962
Class C		292	597	1,029	2,230
Class N		253	479	828	1,813
Class Y		106	336	585	1,298
Class I	[1]	69	219	383	860
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Gold & Special Minerals Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		691	940	1,209	1,974
Class B		204	635	1,092	1,962
Class C		192	597	1,029	2,230
Class N		153	479	828	1,813
Class Y		106	336	585	1,298
Class I	[1]	69	219	383	860
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that are involved in mining, processing or dealing in gold or other metals or minerals and may invest all of its assets in those securities. As a non-fundamental policy, under normal market conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in those companies. As a fundamental policy, the Fund invests at least 25% of its investments in mining securities and metal investments.

The Fund may invest in U.S. or foreign companies, including companies in developing or emerging markets. The Fund has no limit on its foreign investments. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

The Fund relies primarily on evaluations of a company's fundamentals. It also uses a proprietary model that is designed to assess a company's financial statements and management structure, as well as the company's operations and new developments. To arrive at buy and sell decisions, the Fund considers the growth potential and the valuations of the stocks of particular companies, and ranks the companies that have been reviewed by the model.

The Fund can also invest up to 25% of its total assets in the Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., which is a wholly-owned and controlled subsidiary of the Fund (the "Subsidiary"). The Subsidiary will invest primarily in shares of exchange-traded funds that invest in gold bullion ("Gold ETFs"), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The Fund's investment in the Subsidiary may vary based on the portfolio manager's use of Gold ETFs, different types of commodity-linked derivatives, fixed-income securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund include the Fund's indirect investments through the Subsidiary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Risks of Mining & Metal Industry Securities. Investments in mining and metal industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. The special risks of mining and metal industry investments include:

  changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments;

  the United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons;

  the principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, Russia and certain other former Soviet Union countries, South Africa and the United States; and

  increased environmental or labor costs may depress the value of mining and metal investments.

Risks of Investing in Gold Bullion. To the extent the Fund invests in gold bullion, appreciation in the market price is the sole manner in which the Fund can realize gains, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Investments in metals entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income might become subject to federal income taxes, reducing returns to shareholders.

Main Risks of Investing in Gold ETFs. An exchange-traded fund that invests in gold bullion ("Gold ETF") is a publicly-traded investment entity that acquires and physically holds gold bullion, the shares of which are intended to reflect the price performance of gold bullion. A Gold ETF will sell gold from time to time to pay expenses, which will reduce the amount of gold represented by each ETF share. Investment in a Gold ETF is subject to the same risks of investing directly in gold bullion, including tax risk. The market value of Gold ETF shares may differ from their net asset value because the supply and demand of Gold ETF shares may be different from the supply and demand for the underlying asset. The Fund will indirectly bear its proportionate share of the management fees associated with Gold ETFs. It is possible that a Gold ETF in which the Fund invests may have to liquidate its holdings at a time when the price of gold is falling.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in mining and metals, the Fund may perform poorly during a downturn in that industry.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counter-party credit risk and may lose money if the issuer fails to pay the amounts due.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term in a fund that emphasizes investments in the gold and precious minerals industries. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund that concentrates its investments in those industries and the special risks of investing in both developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GoldSpecialMineralsFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 29.28% (1st Qtr 02) and the lowest return was -36.56% (3rd Qtr 08). For the period from January 1, 2012 to September 30, 2012, the cumulative return before sales charges and taxes was 5.80%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Gold & Special Minerals Fund)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Jul 19, 1983	(29.96%)	9.01%	20.30%
Class A Return After Taxes on Distributions			(30.86%)	7.63%	18.43%
Class A Return After Taxes on Distributions and Sale of Fund Shares			(18.79%)	7.40%	17.58%
Class B		Nov 1, 1995	(29.74%)	9.12%	20.45%
Class C		Nov 1, 1995	(26.87%)	9.49%	20.13%
Class N		Mar 1, 2001	(26.61%)	9.93%	20.65%
Class Y		Sep 7, 2010	(25.37%)	(6.86%)
MSCI World Index			(5.54%)	(2.37%)	3.62%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]			9.24%
[1]	From 8-31-10

(Oppenheimer Gold & Special Minerals Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Gold & Special Minerals Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Gold & Special Minerals Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	[2]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none	[2]
Other Expenses of the Fund		0.34%	0.37%	0.25%	0.37%	0.42%	0.05%	[2]
Other Expenses of the Subsidiary		none	none	none	none	none	none	[2]
Total Other Expenses		0.34%	0.37%	0.25%	0.37%	0.42%	0.05%	[2]
Total Annual Fund Operating Expenses		1.22%	2.01%	1.89%	1.51%	1.06%	0.69%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.03%)	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.99%	1.87%	1.49%	1.03%	0.67%	[2]
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.
[2]	Estimated expenses for the first full year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Gold & Special Minerals Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		691	940	1,209	1,974
Class B		704	935	1,292	1,962
Class C		292	597	1,029	2,230
Class N		253	479	828	1,813
Class Y		106	336	585	1,298
Class I	[1]	69	219	383	860
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Gold & Special Minerals Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		691	940	1,209	1,974
Class B		204	635	1,092	1,962
Class C		192	597	1,029	2,230
Class N		153	479	828	1,813
Class Y		106	336	585	1,298
Class I	[1]	69	219	383	860
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that are involved in mining, processing or dealing in gold or other metals or minerals and may invest all of its assets in those securities. As a non-fundamental policy, under normal market conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in those companies. As a fundamental policy, the Fund invests at least 25% of its investments in mining securities and metal investments.

The Fund may invest in U.S. or foreign companies, including companies in developing or emerging markets. The Fund has no limit on its foreign investments. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

The Fund relies primarily on evaluations of a company's fundamentals. It also uses a proprietary model that is designed to assess a company's financial statements and management structure, as well as the company's operations and new developments. To arrive at buy and sell decisions, the Fund considers the growth potential and the valuations of the stocks of particular companies, and ranks the companies that have been reviewed by the model.

The Fund can also invest up to 25% of its total assets in the Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., which is a wholly-owned and controlled subsidiary of the Fund (the "Subsidiary"). The Subsidiary will invest primarily in shares of exchange-traded funds that invest in gold bullion ("Gold ETFs"), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The Fund's investment in the Subsidiary may vary based on the portfolio manager's use of Gold ETFs, different types of commodity-linked derivatives, fixed-income securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund include the Fund's indirect investments through the Subsidiary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Risks of Mining & Metal Industry Securities. Investments in mining and metal industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. The special risks of mining and metal industry investments include:

  changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments;

  the United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons;

  the principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, Russia and certain other former Soviet Union countries, South Africa and the United States; and

  increased environmental or labor costs may depress the value of mining and metal investments.

Risks of Investing in Gold Bullion. To the extent the Fund invests in gold bullion, appreciation in the market price is the sole manner in which the Fund can realize gains, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Investments in metals entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income might become subject to federal income taxes, reducing returns to shareholders.

Main Risks of Investing in Gold ETFs. An exchange-traded fund that invests in gold bullion ("Gold ETF") is a publicly-traded investment entity that acquires and physically holds gold bullion, the shares of which are intended to reflect the price performance of gold bullion. A Gold ETF will sell gold from time to time to pay expenses, which will reduce the amount of gold represented by each ETF share. Investment in a Gold ETF is subject to the same risks of investing directly in gold bullion, including tax risk. The market value of Gold ETF shares may differ from their net asset value because the supply and demand of Gold ETF shares may be different from the supply and demand for the underlying asset. The Fund will indirectly bear its proportionate share of the management fees associated with Gold ETFs. It is possible that a Gold ETF in which the Fund invests may have to liquidate its holdings at a time when the price of gold is falling.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in mining and metals, the Fund may perform poorly during a downturn in that industry.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counter-party credit risk and may lose money if the issuer fails to pay the amounts due.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term in a fund that emphasizes investments in the gold and precious minerals industries. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund that concentrates its investments in those industries and the special risks of investing in both developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GoldSpecialMineralsFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 29.28% (1st Qtr 02) and the lowest return was -36.56% (3rd Qtr 08). For the period from January 1, 2012 to September 30, 2012, the cumulative return before sales charges and taxes was 5.80%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Gold & Special Minerals Fund)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Jul 19, 1983	(29.96%)	9.01%	20.30%
Class A Return After Taxes on Distributions			(30.86%)	7.63%	18.43%
Class A Return After Taxes on Distributions and Sale of Fund Shares			(18.79%)	7.40%	17.58%
Class B		Nov 1, 1995	(29.74%)	9.12%	20.45%
Class C		Nov 1, 1995	(26.87%)	9.49%	20.13%
Class N		Mar 1, 2001	(26.61%)	9.93%	20.65%
Class Y		Sep 7, 2010	(25.37%)	(6.86%)
MSCI World Index			(5.54%)	(2.37%)	3.62%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]			9.24%
[1]	From 8-31-10

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund))	0 Months Ended
Oct. 26, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund))	0 Months Ended
	Oct. 26, 2012
Class A
Operating Expenses:
Management Fees	0.64%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses of the Fund	0.34%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%
Class B
Operating Expenses:
Management Fees	0.64%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.37%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.37%
Total Annual Fund Operating Expenses	2.01%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%
Class C
Operating Expenses:
Management Fees	0.64%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.25%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.87%
Class I
Operating Expenses:
Management Fees	0.64%	[1],[3]
Distribution and/or Service (12b-1) Fees	none	[3]
Other Expenses of the Fund	0.05%	[3]
Other Expenses of the Subsidiary	none	[3]
Total Other Expenses	0.05%	[3]
Total Annual Fund Operating Expenses	0.69%	[3]
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%	[3]
Class N
Operating Expenses:
Management Fees	0.64%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.37%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%
Class Y
Operating Expenses:
Management Fees	0.64%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.42%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.
[3]	Estimated expenses for the first full year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund), Class A)	0 Months Ended
Oct. 26, 2012
(Oppenheimer Gold & Special Minerals Fund) | Class A
Bar Chart Table:
Annual Return 2002	42.48%
Annual Return 2003	59.65%
Annual Return 2004	(4.31%)
Annual Return 2005	31.92%
Annual Return 2006	43.64%
Annual Return 2007	30.28%
Annual Return 2008	(39.11%)
Annual Return 2009	79.32%
Annual Return 2010	54.50%
Annual Return 2011	(25.69%)

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund))	0 Months Ended
Oct. 26, 2012
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	9.24% [1]
MSCI World Index
Average Annual Return:
1 Year	(5.54%)
5 Years (or life of class, if less)	(2.37%)
10 Years (or life of class, if less)	3.62%
Class A
Average Annual Return:
1 Year	(29.96%)
5 Years (or life of class, if less)	9.01%
10 Years (or life of class, if less)	20.30%
Inception Date	Jul 19, 1983
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(30.86%)
5 Years (or life of class, if less)	7.63%
10 Years (or life of class, if less)	18.43%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(18.79%)
5 Years (or life of class, if less)	7.40%
10 Years (or life of class, if less)	17.58%
Class B
Average Annual Return:
1 Year	(29.74%)
5 Years (or life of class, if less)	9.12%
10 Years (or life of class, if less)	20.45%
Inception Date	Nov 1, 1995
Class C
Average Annual Return:
1 Year	(26.87%)
5 Years (or life of class, if less)	9.49%
10 Years (or life of class, if less)	20.13%
Inception Date	Nov 1, 1995
Class N
Average Annual Return:
1 Year	(26.61%)
5 Years (or life of class, if less)	9.93%
10 Years (or life of class, if less)	20.65%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	(25.37%)
5 Years (or life of class, if less)	(6.86%)
10 Years (or life of class, if less)
Inception Date	Sep 7, 2010

[1]	From 8-31-10

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Central Index Key	dei_EntityCentralIndexKey	0000716836
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2012
Prospectus Date	rr_ProspectusDate	Oct 26, 2012
(Oppenheimer Gold & Special Minerals Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that are involved in mining, processing or dealing in gold or other metals or minerals and may invest all of its assets in those securities. As a non-fundamental policy, under normal market conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in those companies. As a fundamental policy, the Fund invests at least 25% of its investments in mining securities and metal investments.

The Fund may invest in U.S. or foreign companies, including companies in developing or emerging markets. The Fund has no limit on its foreign investments. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

The Fund relies primarily on evaluations of a company's fundamentals. It also uses a proprietary model that is designed to assess a company's financial statements and management structure, as well as the company's operations and new developments. To arrive at buy and sell decisions, the Fund considers the growth potential and the valuations of the stocks of particular companies, and ranks the companies that have been reviewed by the model.

The Fund can also invest up to 25% of its total assets in the Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., which is a wholly-owned and controlled subsidiary of the Fund (the "Subsidiary"). The Subsidiary will invest primarily in shares of exchange-traded funds that invest in gold bullion ("Gold ETFs"), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The Fund's investment in the Subsidiary may vary based on the portfolio manager's use of Gold ETFs, different types of commodity-linked derivatives, fixed-income securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund include the Fund's indirect investments through the Subsidiary.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Risks of Mining & Metal Industry Securities. Investments in mining and metal industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. The special risks of mining and metal industry investments include:

  changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments;

  the United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons;

  the principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, Russia and certain other former Soviet Union countries, South Africa and the United States; and

  increased environmental or labor costs may depress the value of mining and metal investments.

Risks of Investing in Gold Bullion. To the extent the Fund invests in gold bullion, appreciation in the market price is the sole manner in which the Fund can realize gains, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Investments in metals entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income might become subject to federal income taxes, reducing returns to shareholders.

Main Risks of Investing in Gold ETFs. An exchange-traded fund that invests in gold bullion ("Gold ETF") is a publicly-traded investment entity that acquires and physically holds gold bullion, the shares of which are intended to reflect the price performance of gold bullion. A Gold ETF will sell gold from time to time to pay expenses, which will reduce the amount of gold represented by each ETF share. Investment in a Gold ETF is subject to the same risks of investing directly in gold bullion, including tax risk. The market value of Gold ETF shares may differ from their net asset value because the supply and demand of Gold ETF shares may be different from the supply and demand for the underlying asset. The Fund will indirectly bear its proportionate share of the management fees associated with Gold ETFs. It is possible that a Gold ETF in which the Fund invests may have to liquidate its holdings at a time when the price of gold is falling.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in mining and metals, the Fund may perform poorly during a downturn in that industry.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counter-party credit risk and may lose money if the issuer fails to pay the amounts due.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term in a fund that emphasizes investments in the gold and precious minerals industries. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund that concentrates its investments in those industries and the special risks of investing in both developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GoldSpecialMineralsFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/GoldSpecialMineralsFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 29.28% (1st Qtr 02) and the lowest return was -36.56% (3rd Qtr 08). For the period from January 1, 2012 to September 30, 2012, the cumulative return before sales charges and taxes was 5.80%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

(Oppenheimer Gold & Special Minerals Fund) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.24%	[5]
(Oppenheimer Gold & Special Minerals Fund) | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(2.37%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.62%
(Oppenheimer Gold & Special Minerals Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,974
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	940
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,209
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,974
Annual Return 2002	rr_AnnualReturn2002	42.48%
Annual Return 2003	rr_AnnualReturn2003	59.65%
Annual Return 2004	rr_AnnualReturn2004	(4.31%)
Annual Return 2005	rr_AnnualReturn2005	31.92%
Annual Return 2006	rr_AnnualReturn2006	43.64%
Annual Return 2007	rr_AnnualReturn2007	30.28%
Annual Return 2008	rr_AnnualReturn2008	(39.11%)
Annual Return 2009	rr_AnnualReturn2009	79.32%
Annual Return 2010	rr_AnnualReturn2010	54.50%
Annual Return 2011	rr_AnnualReturn2011	(25.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 to September 30, 2012, the cumulative return before sales charges and taxes was 5.80%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 29.28% (1st Qtr 02)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -36.56% (3rd Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.56%)
1 Year	rr_AverageAnnualReturnYear01	(29.96%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.01%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	20.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 1983
(Oppenheimer Gold & Special Minerals Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(30.86%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.63%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	18.43%
(Oppenheimer Gold & Special Minerals Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.79%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.40%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	17.58%
(Oppenheimer Gold & Special Minerals Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.37%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	635
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,962
1 Year	rr_AverageAnnualReturnYear01	(29.74%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.12%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	20.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
(Oppenheimer Gold & Special Minerals Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,230
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,029
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,230
1 Year	rr_AverageAnnualReturnYear01	(26.87%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.49%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	20.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
(Oppenheimer Gold & Special Minerals Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	383	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	860	[4]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69	[4]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	219	[4]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	383	[4]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	860	[4]
(Oppenheimer Gold & Special Minerals Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.37%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	479
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	828
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
1 Year	rr_AverageAnnualReturnYear01	(26.61%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.93%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	20.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Gold & Special Minerals Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.42%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,298
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	336
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,298
1 Year	rr_AverageAnnualReturnYear01	(25.37%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(6.86%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 7, 2010
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.
[2]	Estimated expenses for the first full year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.
[4]	Based on estimated expenses for Class I shares for the first fiscal year.
[5]	From 8-31-10